Organization and Principal Activities - Additional Information (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 10, 2020 USD ($) $ / shares shares	Jun. 09, 2020 shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) ¥ / shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($)
Organization And Principal Activities [Line Items]
Option exercise price | $ / shares			$ 0.52
Registered capital | $			$ 3,800	$ 3,800		$ 3,800
Proceeds from initial public offering, net of insurance costs | $					$ 29,904
Mr. Chaohui Chen and Mr. Zhiping Peng
Organization And Principal Activities [Line Items]
Redesignation of ordinary shares into class B ordinary shares		122,072,980
Class A Ordinary Shares [Member]
Organization And Principal Activities [Line Items]
Ordinary shares issued					20,100,000
Ordinary shares voting rights per shares	one
Class B Ordinary Shares [Member]
Organization And Principal Activities [Line Items]
Ordinary shares voting rights per shares	fifteen
IPO | ADS
Organization And Principal Activities [Line Items]
Sale of stock, shares issued	2,010,000
Ordinary shares issued	2,010,000
Sale of stock, price per share | $ / shares	$ 18
IPO | Class A Ordinary Shares [Member]
Organization And Principal Activities [Line Items]
Ordinary shares issued	20,100,000
Sale of stock, price per share | $ / shares	$ 18
Proceeds from initial public offering, net of insurance costs | $	$ 27,600
Beijing uCloudlink
Organization And Principal Activities [Line Items]
Option exercise price | ¥ / shares				$ 1